Defined Asset Funds                Select Series          Income & Growth
                                            1999          Quantitative Research

                                               4

                                                                    IRA Ideal!


Select
Ten
Portfolio

                                                            A Defined Strategy
                                                     Designed for Total Return













                                                                 Merrill Lynch

Selecting investments for your portfolio can be complicated -- a strategy can help.

The Strategy

The Select Ten Portfolio seeks total return by holding the ten highest dividend-yielding stocks of the Dow Jones Industrial Average(1) (DJIA) for about one year (the "Strategy").

The Portfolio looks for potential values through a contrarian approach of investing in companies whose stocks show the highest yields, indicating that their prices may be depressed. Because we limit the field of potential stock to those in the DJIA, the Portfolio is selected from a group of large, well-established companies whose financial strength makes it possible for them to recover from these low prices. This basic strength is essential to the Strategy.

Each year, we intend to reapply the screening process to select a new Portfolio. You can reinvest in the next Portfolio, if available, at a reduced sales charge, or you can redeem your investment. Although each Portfolio is a one-year investment, we recommend you stay with the Strategy for at least three to five years for potentially more consistent results.

It's Convenient

Invest in a fixed Portfolio of widely held stocks with just one purchase and enjoy the advantages of:

* Quarterly Dividends. You will receive four consolidated checks per year, not 40 for the ten stocks.

* Reinvestment. You may choose to reinvest your distributions at a reduced sales charge to compound your income.

* Cost. Investments start at about $250, with sales charge discounts available for purchases of $50,000 or more.

* Buy and Hold. You are buying and holding, for about a year, a portfolio of established companies with relatively high dividend yields.

--------
     1 Dow Jones & Company, Inc., owner of the name "Dow Jones Industrial Average," is unaffiliated with, and did not participate in the creation of the Portfolio or the selection of its stocks, and has neither reviewed nor approved any information in this brochure or the prospectus relating to the Portfolio. "S&P 500 Index" is a trademark of The McGraw-Hill Companies, Inc.

* Tax-Efficiency. On rollovers to future Portfolios, if available, you will defer recognition of gains and losses on stocks that are transferred to the new Portfolio.

Select Ten Portfolio -- 1999 Series 4+

          Name of Issuer                    Ticker      Current Dividend
                                            Symbol          Yield++

  1.      Philip Morris Companies,            MO              5.08%
          Inc.
  2.      J.P. Morgan & Company, Inc.        JPM              3.09
  3.      General Motors Corporation          GM              3.09
  4.      Sears Roebuck & Company             S               2.70
  5.      Chevron Corporation                CHV              2.55
  6.      Eastman Kodak Company               EK              2.41
  7.      Minnesota Mining &                 MMM              2.29
          Manufacturing Company
  8.      Caterpillar Inc.                   CAT              2.29
  9.      Goodyear Tire & Rubber              GT              2.17
          Company
 10.      Du Pont (E.I.) De Nemours &         DD              2.13
          Company

The Portfolio does not reflect the research opinions or any buy or sell recommendations of any of the Sponsors.

+    Initial date of deposit -- September 13, 1999.

++ Current dividend yield for each security was calculated by annualizing the last monthly, quarterly or semi-annual ordinary dividend received on that security and dividing the result by its market value as of the close of trading on September 10, 1999. There can be no assurance that future dividends, if any, will be maintained at the indicated rates.

Past Performance of Prior Select Ten Portfolios

Past performance is no guarantee of future results.


         Series From Inception Through                       Most Recently Completed Portfolio
                    6/30/99
         (including annual rollovers)

    Inception          Series         Return             Period              Series           Return
     5/17/91              B            15.45%      5/27/97-6/30/98              B             11.29%
     1/3/92               A            15.88       1/28/98-3/5/99               A              5.33
     9/1/92               C            19.65       9/22/97-10/23/98             C              6.79
     7/22/96              3            21.38       7/28/97-8/28/98              3              1.59
     11/1/96              5            16.48       11/10/97-12/18/98            5              6.66
     1/2/97               J            14.40       1/6/98-2/8/99                J              8.80
     2/25/97              1            13.50       3/2/98-4/9/99                1              2.65
     4/28/97              2            14.18       5/4/98-6/4/99                2              2.47
     9/3/97               4            14.83       9/3/97-10/2/98               4              2.02

The chart above shows average annual total returns which represent price changes plus dividends reinvested, divided by the initial public offering price, and reflect maximum sales charges and expenses. Returns for Series From Inception differ from Most Recently Completed Portfolio because the former figures reflect a reduced sales charge on annual rollovers and different performance periods.

Select Ten Portfolio
DJIA

The Dow Jones Industrial Average

The Dow Jones Industrial Average consists of 30 common stocks chosen by the editors of The Wall Street Journal as representative of the New York Stock Exchange and of American industry. These companies are highly capitalized, and their stocks are widely held by both individual and institutional investors.

The current companies are:

Alcoa
Allied Signal
American Express
AT&T
Boeing
Caterpillar
Chevron
Citigroup
Coca-Cola
Du Pont
Eastman Kodak
Exxon
General Electric
General Motors
Goodyear
Hewlett-Packard
IBM
International Paper
Johnson & Johnson
J.P. Morgan
McDonald's
Merck
Minnesota Mining & Manufacturing (3M)
Philip Morris
Procter & Gamble
Sears Roebuck
Union Carbide
United Technologies
Wal-Mart Stores
Walt Disney

Hypothetical Past Performance of the Strategy (not any portfolio)

Growth of $10,000 Invested Over 25 Years -- 1/1/74 Through 6/30/99

Strategy(+)......$546,225 DJIA.....$347,602 S&P 500 Index*...$347,257

[A mountain chart, captioned "Growth of $10,000 Invested Over 26 Years-1/1/73 Through 6/30/99", compares the cumulative annual performance from 1973 through 1999 between the Strategy (net of sales charges and expenses) (orange), the DJIA (pink), and the S&P 500 Index (purple). The y axis reflects years in one year increments. The initial value of each is $10,000; the ending values are as follows: $529,378 (Strategy); $301,997 (DJIA); $296,349 (S&P 500).]

Since stocks in the Portfolio were chosen solely by applying the Strategy, we analyzed the Strategy to see how it could have performed. Past performance of the Strategy is no guarantee of future results of any Portfolio. The Strategy (with Portfolio sales charges and expenses deducted) would have underperformed the DJIA in 13 and the S&P 500 Index in 12 of the last 26 years. There can be no assurance that any Portfolio will outperform either index.

Portfolio results of this equally-weighted value-oriented Strategy may differ from the capitalization-weighted DJIA for various reasons. For example, the DJIA performance may be driven by stocks not held in the Portfolio, such as growth stocks.

Annual Total Returns
Strategy returns are not of sales charges and expenses.(+)

Year       Strategy(*)       DJIA         S&P 500      Year         Strategy(+)             DJIA         S&P
                                           Index                                                         500
                                                                                                        Index
1973        4.08%            -13.12%      -14.66%       1987               5.06               6.02        5.67
1974       -2.40             -23.14       -26.47        1988              22.44              15.95       16.58
1975       55.65              44.40        36.92        1989              25.65              31.71       31.11
1976       33.25              22.72        23.53        1990             -10.14              -0.57       -3.20
1977       -2.90             -12.71        -7.19        1991              31.81              23.93       30.51
1978       -1.91               2.69         6.39        1992               6.44               7.34        7.67
1979       10.48              10.52        18.02        1993              25.30              16.72        9.97
1980       24.69              21.41        31.50        1994               1.95               4.95        1.30
1981        5.51              -3.40        -4.83        1995              34.97              36.48       37.10
1982       23.78              25.79        20.26        1996              26.34              28.57       22.69
1983       36.93              25.68        22.27        1997              19.92              24.78       33.10
1984        5.41               1.06         5.95        1998               8.55              18.00       28.34
1985       27.00              32.78        31.43       6/30/99            12.97              20.37       12.33

                                      7



1986       32.96                   26.91        18.37        Average           16.16%             13.72%      13.64%

Average Annual Total Returns

For periods          3 year   5 year   10 year   15 year   20 year    25 year
ending
12/31/98

Strategy(+)          17.73%   17.51%   16.12%    16.74%    17.49%     16.78%

DJIA                 23.71%   22.08%   18.62%    17.71%    17.14%     14.40%

S&P 500 Index        27.97%   23.82%   19.03%    17.74%    17.50%     14.71%


Returns shown represent price changes plus dividends reinvested at year ends, divided by the initial public offering price and do not reflect deduction of any commissions or taxes. Portfolio performance will differ from the Strategy because Portfolios are established and liquidated at different times during the year, they normally purchase and sell stocks at prices different from those used in determining Portfolio unit price, they are not fully invested at all times, stocks may not be weighted equally and Strategy returns do not reflect deduction of commissions.

(+) Net of Portfolio sales charges (2.75% for the first year, 1.75% for the subsequent year) and estimated expenses.

Defined Asset                Equity Investor Funds        Select Standard & Poor's       Index Series
Funds                                                     Intrinsic Value Portfolio      S&P 500 Trust
Buy with                     Other Select Series                                         S&P MidCap Trust
Knowledge - Hold             United Kingdom               Concept Series
With Confidence              Portfolio                    Baby Boom Economy              Fixed-Income
                              (Financial Times            Portfolios[SM]                 Funds
                             Index)                       Health Care Trust
                             Institutional Holdings       Internet Portfolio             Corporate Funds
                             Portfolio                    Premier American
                             Select Growth Portfolio      Portfolio                      Government
                             Select Large-Cap             Premier World Portfolio        Funds
                             Growth Portfolio             Real Estate Income Fund
                             Select S&P Industrial        Tele-Global Trust              Municipal Funds
                             Portfolio                    Utility Portfolio
                             Select Standard &
                             Poor's Industry
                             Turnaround Portfolio

Defined Asset Funds -- Our Philosophy

At Defined Asset Funds, we are ever mindful that behind every investment dollar lies something infinitely more important -- your investment goal. This is why we offer a full range of defined investments designed to meet a variety of objectives.

We are committed to providing our investors with some of today's most attractive equity and fixed-income investments, within the convenient "buy and hold" structure of a unit investment trust. For income, for growth or for total return, we believe that time in the market can be an effective strategy for growing your portfolio.

At Defined Asset Funds, we set the foundation for all of our portfolios in this way, because we too have an important goal in mind -- yours.

Select Today!

You can get started with the Select Ten Portfolio for about $250. Call your financial professional for a free prospectus containing more complete information, including sales charges, expenses and risks. Please read it carefully before you invest or send money.

Defining Your Risks

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

* The Portfolio is designed for investors who can assume the risks associated with equity investments. It may not be appropriate for investors seeking capital preservation or high current income.

* There can be no assurance that the Portfolio will meet its objective, that dividend rates will be maintained, that stock or unit prices will not decrease over the life of the Portfolio or that the Portfolio will outperform the indices.

* The value of your investment will fluctuate with the prices of the underlying stocks. Stock prices can be volatile.

* These stocks may have higher yields because they or their industries are experiencing financial difficulties or are out of favor. There can be no assurance that the market factors which contributed to these relatively low prices and high yields will change.

Tax Reporting

When seeking capital appreciation, managing tax liability on capital gains can be vital to your overall return. By holding this Fund for more than one year, individuals may be eligible for favorable federal tax rates on net long-term capital gains (currently no more than 20%).

Generally, dividends and any gains will be subject to tax each year whether or not reinvested. However, on rollovers to future Portfolios, if available, investors will defer recognition of gains and losses on stocks that are transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.

Defining Your Costs

First-time investors pay an initial sales charge of about 1% when they buy. In addition, all investors pay a deferred sales charge of $17.50 per 1,000 units, about 1.75%, deducted over the last ten months of the Portfolio.


                                      As a % of Public      Amounts Per
                                       Offering Price       1,000 Units

Initial Sales Charge                       1.00%              $10.00

Deferred Sales Charge                      1.75%              $17.50

Maximum Sales Charge                       2.75%              $27.50

Estimated Annual Expenses                  0.152%              $1.50
(as a % of net assets)

Estimated Organization Costs                                   $0.63



If you sell your units before the termination date, the remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial sales charge on that Portfolio will be waived. You will only pay the deferred sales charge on that Portfolio.

Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.


             Amount                   Total Sales Charge as a % of
            Purchased                    Public Offering Price

Less than $50,000                                2.75%
$50,000 to $99,999                               2.50%
$100,000 to $249,999                             2.00%
$250,000 to $999,999                             1.75%
$1,000,000 or more                               1.00%


The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where their offer or sale is not permitted.






       11342BR - 9/99